Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Mar. 28, 2023
Entity Addresses [Line Items]
Entity Registrant Name	Hammerhead Energy Inc.
Entity Central Index Key	0001946425
Trading Symbol	HHRS
Entity Current Reporting Status	No
Document Type	20-F
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Entity Interactive Data Current	Yes
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding		90,927,765
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Amendment Flag	false
Entity File Number	001-41630
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	A0
Entity Address, Address Line One	Suite 2700
Entity Address, Address Line Two	525-8th Avenue SW
Entity Address, City or Town	Calgary
Entity Address, Postal Zip Code	T2P 1G1
Document Annual Report	true
Document Registration Statement	false
Document Transition Report	false
Document Shell Company Report	false
Entity Address, State or Province	AB
Title of 12(b) Security	Class A Common Shares, without par value
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1263
Auditor Location	Calgary, Alberta, Canada
Auditor Name	Ernst & Young LLP
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 2700
Entity Address, Address Line Two	525-8th Avenue SW
Entity Address, City or Town	Calgary
Entity Address, Postal Zip Code	T2P 1G1
City Area Code	403
Local Phone Number	930-0560
Entity Address, State or Province	AB
Contact Personnel Name	Michael G. Kohut